Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes (Textual) [Abstract]
Unrecognized benefit that would affect the effective tax rate	$ 800,000
Amount of interest and penalties included in liabilities	300,000
Cash paid for income tax	26,463,000	128,186,000	57,299,000
Adjustment of increased total deferred tax assets	12,500,000
Adjustment of increased total deferred tax liabilities	11,400,000
Decreasing prepaid income taxes	1,100,000
Net operating loss and credit carryforwards	3,300,000,000
Expiration date of net operating loss carry forwards	2012 to 2031
Valuation allowance increased	23,600,000	11,500,000
Operating Loss Carryforwards, Valuation Allowance	24,900,000
Reductions of tax positions in prior period	(3,469,000)	(1,833,000)
Reductions of tax positions in prior period total	5,400,000
Amount release for income taxes	2,300,000
Accrued interest of its liability for uncertain tax positions	700,000
Decrease in interest and penalties	1,100,000
Tax benefit recognized due to examination	$ 4,000,000
Income tax examination period	24 months